Pensions Plan Assets excluding FV disclosures (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Pension and Other Postretirement Benefit Plans Details [Abstract]
Pension and Other Postretirement Benefit Contributions	$ 24.4	$ 41.1	$ 20.7
Estimated Contributions In Next Fiscal Year	Contributions are estimated at between $20 and $30 million for 2011.
Domestic Pension Benefits
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at Beginning of Year	347.1	292.0
Business combination	0	0
Actual return on plan assets	34.7	63.3
Employer contribution	0.4	11.3
Plan participants' contributions	0	0
Benefits paid	(19.7)	(19.5)
Currency translation and other	0	0
Fair Value of Plan Assets at End of Year	362.5	347.1
Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at Beginning of Year	475.0	368.9
Business combination	1.3	9.8
Actual return on plan assets	45.5	60.4
Employer contribution	21.5	27.3
Plan participants' contributions	3.3	3.1
Benefits paid	(24.1)	(21.5)
Currency translation and other	(12.0)	27.0
Fair Value of Plan Assets at End of Year	510.5	475.0
SERP Benefits [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at Beginning of Year	0	0
Employer contribution	0.4	0.5
Plan participants' contributions	0	0
Benefits paid	(0.4)	(0.5)
Fair Value of Plan Assets at End of Year	0	0
Other Postretirement Benefit Plans Defined Benefit [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at Beginning of Year	0	0
Employer contribution	2.1	2.0
Plan participants' contributions	1.4	1.4
Benefits paid	(3.5)	(3.4)
Fair Value of Plan Assets at End of Year	$ 0	$ 0